Financing Receivables (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan losses	$ 2,527	$ 2,048
Related to loans without specific reserves	294	163
Related to loans with specific reserves	246	342
Loans impaired due to impacts from COVID-19	1,987	1,483
Loans charge offs	$ 451	509
Special mention loans		$ 60
Description on construction loan	As of December 31, 2022, we have 66 borrowers, all of whom borrow money for the purpose of building new homes. The loans typically involve funding of the lot and a portion of construction costs, for a total of between 50% and 70% of the completed value of the new home. As the home is built during the course of the loan, the loan balance increases. The loans carry an interest rate of 2.5% above our cost of funds. In addition, we charge a 5% loan fee and our cost of funds was 10.92% as of December 31, 2022.
Interest rate on loan	2.50%
Percentage on loan fee	5.00%
Percentage on cost of funds	10.92%
Minimum [Member]
Percentage on portion of construction costs	50.00%
Maximum [Member]
Percentage on portion of construction costs	70.00%